Cash, Cash Equivalents and Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Cash and cash equivalent | ¥		¥ 285,924		¥ 378,445
Restricted cash | ¥		2,970		51,823
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows | ¥		¥ 288,894		¥ 430,268	¥ 112,000	¥ 57,037
US$ [Member]
Cash and cash equivalent | $	$ 40,470
Restricted cash | $	420
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows | $	$ 40,890		$ 60,900